Other Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Security deposits for leased property	₨ 4,626.8	$ 69.8	₨ 4,232.1
Sundry accounts receivable	17,405.1	262.7	12,492.3
Advance tax (net of provision for taxes)	17,156.8	259.0	14,703.2
Advances	3,670.2	55.4	2,682.1
Prepaid expenses	595.9	9.0	1,454.2
Restricted cash/ securitization margin for credit enhancement and securitized transactions	4,138.6	62.5	3,197.0
Derivatives	85,223.0	1,286.4	72,415.7
Others	21,396.9	323.0	19,301.4
Total	₨ 154,213.3	$ 2,327.8	₨ 130,478.0